Guarantee deposits (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Current assets:
Aircraft maintenance deposits paid to lessors		$ 576,505	$ 729,899	$ 1,317,663
Deposits for rental of flight equipment			1,220	17,178
Other guarantee deposits		23,822	59,516	18,052
Total	$ 31,856	600,327	790,635	1,352,893
Non-current assets:
Aircraft maintenance deposits paid to lessors		5,853,924	5,765,122	5,631,304
Deposits for rental of flight equipment		1,750,966	531,261	441,110
Other guarantee deposits		39,531	41,113	25,838
Total	$ 405,643	7,644,421	6,337,496	6,098,252
Total guarantee deposits		$ 8,244,748	$ 7,128,131	$ 7,451,145